Income tax credit (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
Summary of income tax credit

	2024	2023	2022
Continuing operations
Current tax - Hong Kong Profits Tax
Overprovisions related to prior years	$(7,321)	$(23)	$—
Current tax - Overseas
Current year	(87)	70	35
Deferred tax
Origination and reversal of temporary differences	(466)	(316)	(280)
Tax credit	$(7,874)	$(269)	$(245)

Schedule of reconciliation between tax credit credited to profit or loss and accounting loss
The credit for the year can be reconciled to the loss before taxation as follows:

	2024	2023	2022
Continuing operations
Loss before taxation	$(57,702)	$(56,669)	$(225,821)
Tax at average income tax rate (Note)	$(5,540)	$(8,936)	$(24,307)
Tax effect of non-deductible expenses	2,136	3,918	24,387
Tax effect of non-taxable income	(1,256)	(1,137)	(164)
Tax effect on utilization of previously unrecognized tax losses	—	(71)	—
Over provision in respect of prior years	(7,321)	—	—
Tax effect of tax losses not recognized	4,678	6,186	102
Tax effect of deductible temporary differences not recognized	5	—	—
Tax effect of previously unrecognized temporary differences recognized in current year	(576)	(273)	(263)
Others	—	44	—
	$(7,874)	$(269)	$(245)
Note:     The average income tax rates for the years ended December 31, 2024, 2023 and 2022 represent the weighted average tax rate of the operations in different jurisdictions on the basis of the relative amounts of loss before taxation and the relevant statutory rates.